Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2020
Compensation Related Costs [Abstract]
Defined benefit pension plans - amounts recognized in consolidated statements of income

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Japan	¥4,582	¥4,621	¥4,769
Foreign	5,772	6,786	11,493
Defined benefit costs	¥10,354	¥11,407	¥16,262

Defined benefit pension plans - amounts recognized in statements of financial position and changes in present value of defined benefit obligation

	JPY (millions) As of March 31, 2019
	Japan	Foreign	Total
Present value of defined benefit obligations	¥198,293	¥227,975	¥426,268
Fair value of plan assets	223,191	80,625	303,816
Net defined benefit liabilities (assets)	¥(24,898)	¥147,350	¥122,452

Consolidated statements of financial position
Net defined benefit liabilities	¥9,461	¥147,435	¥156,896
Net defined benefit assets	34,359	85	34,444
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(24,898)	¥147,350	¥122,452

	JPY (millions) As of March 31, 2020
	Japan	Foreign	Total
Present value of defined benefit obligations	¥190,552	¥226,400	¥416,952
Fair value of plan assets	211,114	79,600	290,714
Net defined benefit liabilities (assets)	¥(20,562)	¥146,800	¥126,238

Consolidated statements of financial position
Net defined benefit liabilities	¥9,817	¥146,800	¥156,617
Net defined benefit assets	30,379	—	30,379
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(20,562)	¥146,800	¥126,238
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2019
	Japan	Foreign	Total
At beginning of the year	¥198,686	¥99,174	¥297,860
Current service cost	4,774	5,041	9,815
Interest cost	1,390	2,356	3,746
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	1,499	(44)	1,455
From changes in financial assumptions	2,577	13,101	15,678
Experience adjustments	301	(1,301)	(1,000)
Past service cost	71	—	71
Settlement	(262)	—	(262)
Benefits paid	(11,784)	(5,156)	(16,940)
Effect of business combinations and disposals	1,041	116,060	117,101
Foreign currency translation differences	—	(1,256)	(1,256)
At end of the year	¥198,293	¥227,975	¥426,268

	JPY (millions) For the Year Ended March 31, 2020
	Japan	Foreign	Total
At beginning of year	¥198,293	¥227,975	¥426,268
Current service cost	4,832	9,580	14,412
Interest cost	1,166	4,021	5,187
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(1,787)	(1,155)	(2,942)
From changes in financial assumptions	(5)	4,417	4,412
Experience adjustments	(1,351)	(2,495)	(3,846)
Past service cost	46	(580)	(534)
Settlement	(70)	48	(22)
Benefits paid	(10,390)	(10,419)	(20,809)
Effect of business combinations and disposals	(182)	62	(120)
Foreign currency translation differences	—	(5,054)	(5,054)
At end of the year	¥190,552	¥226,400	¥416,952

Significant actuarial assumptions used to determine present value	Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
2019
Japan	0.6%	0.2%
Foreign	1.7%	2.2%
2020
Japan	0.6%	0.2%
Foreign	1.7%	2.1%

Sensitivity analysis for actuarial assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
2019
Japan	+0.50%	¥(12,608)	+0.50%	¥499
	-0.50%	14,193	-0.50%	(470)
Foreign	+0.50%	(19,158)	+0.50%	2,745
	-0.50%	17,699	-0.50%	(3,995)
2020
Japan	+0.50%	(11,855)	+0.50%	484
	-0.50%	13,322	-0.50%	(457)
Foreign	+0.50%	(19,559)	+0.50%	3,041
	-0.50%	18,972	-0.50%	(2,668)

Changes in fair value of plan assets and breakdown by asset class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020
Balance at beginning of the year	¥251,628	¥303,816
Interest income on plan assets	2,225	2,803
Remeasurement of defined benefit plans Return on plan assets	468	(9,680)
Contributions by the employer	5,706	9,036
Settlement	—	851
Benefits paid	(12,923)	(17,226)
Effect of business combinations and disposals	55,133	70
Foreign currency translation differences	1,579	1,044
Balance at end of the year	¥303,816	¥290,714
reakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2019		2020
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥15,025	¥3,444	¥10,519	¥2,622
Foreign	20,680	85,708	16,786	80,298
Bonds:
Japan	1,040	16,523	2,196	13,080
Foreign	12,011	40,097	10,203	39,965
Life insurance company general accounts	—	88,178	—	89,599
Cash and cash equivalent	9,663	—	14,481	—
Others	404	11,043	(1,215)	12,180
Total plan assets	¥58,823	¥244,993	¥52,970	¥237,744

Major employee benefits expenses other than retirement benefits
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Salary	¥215,256	¥272,930	¥417,860
Bonuses	70,708	89,439	135,938
Other	81,616	93,711	157,722